Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Lease Arrangements [Abstract]
2014	$ 23,108
2015	17,835
2016	13,488
2017	8,277
2018	4,713
Thereafter	4,405
Total minimum rental payments	$ 71,826